Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and benefits
in	2013	2012	2011
Compensation and benefits (CHF million)
Salaries and variable compensation	9,678	10,717	11,286
Social security	778	769	865
Other [1]	800	817	850
Compensation and benefits [2]	11,256	12,303	13,001
1 Includes pension and other post-retirement expense of CHF 490 million, CHF 532 million and CHF 610 million in 2013, 2012 and 2011, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 218 million, CHF 456 million and CHF 715 million in 2013, 2012 and 2011, respectively.

Bank
Compensation and benefits
in	2013	2012	2011
Compensation and benefits (CHF million)
Salaries and variable compensation	9,455	10,440	10,971
Social security	763	751	842
Other [1]	969	1,028	1,163
Compensation and benefits [2]	11,187	12,219	12,976
1 Includes pension and other post-retirement expense of CHF 658 million, CHF 747 million and CHF 926 million in 2013, 2012 and 2011, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 218 million, CHF 427 million and CHF 576 million as of 2013, 2012 and 2011, respectively.

> Refer to “Note 11 – Compensation and benefits” in V – Consolidated financial statements – Credit Suisse Group for further information.